Share Capital	12 Months Ended
Oct. 31, 2023
Share Capital [Abstract]
Share Capital
8.	Share Capital

a.	The Company’s authorized share capital is unlimited common shares without par value share. As of October 31, 2023, the number of common shares issued and outstanding is 607,337 (October 31, 2022 – 43,992).

b.	On September 30, 2022 and November 28, 2023, the Company effected a 1-for-30 share consolidation (“Reverse Share Split”) of its issued and outstanding common shares. All share amounts and instruments convertible into common shares prior to the date of the reverse share split have been retroactively restated for all periods presented.

c.	Share transactions during the year ended October 31, 2023:

(i)	On November 14, 2022, the Company completed an underwritten public offering of 38,462 common shares at a price to the public of US$195.00 per share, for aggregate gross proceeds of US$7.5 million, prior to deducting underwriting discounts and offering expenses. The offering closed on November 17, 2022. Net proceeds from the offering were $6,363,906.

In addition, the Company granted Aegis Capital Corp. (“Aegis”), who acted as the underwriters for the deal, a 45-day option to purchase up to 5,769 additional common shares, equal to 15% of the number of common shares sold in the offering solely to cover over-allotments, if any (“Over-Allotment”). The public purchase price per additional common share would have been $195.00 per share. The Over-Allotment was not exercised.

Aegis received 1,923 underwriter warrants, each such warrant entitling the agents to receive one common share upon payment of $243.75 per share, exercisable six months after the commencement of sales of this offering and expiring on a date which is no more than five years after the commencement of sales of the offering. The fair value of the underwriter warrants of $337,579 were accounted for as an issuance cost within the share-based payment reserve. The fair value of the underwriters warrants was estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

Risk-free interest rate	1.43%
Expected life (in years)	5
Expected volatility	150%

In connection with the offering, the Company’s common shares were approved for listing on the Nasdaq and began trading on the Nasdaq (in addition to the CSE) under the symbol “CMND” on November 15, 2022.

Following the public offering and pursuant to the Medigus SPA (see note 8d(iii)), Medigus was entitled to receive 1,494 common shares and 75 warrants pursuant to an anti-dilution clause included in the agreement signed between the Company and Medigus on June 29, 2022. The anti-dilution feature was recorded as a derivative liability as of October 31, 2022. On May 23, 2023, the Company issued the 1,494 common shares and 75 warrants to Medigus. The fair value of the issuance ($296,845) was recorded in shareholder equity against the extinguishment of the derivative liability.

(ii)	On January 16, 2023, 161 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $39,975 at the time of issuance.

On February 22, 2023, 400 common shares were issued in respect of fully vested RSU’s that had been fully vested. The RSU’s had a fair value of $110,096 at the time of issuance.

(iii)	On April 6, 2023, the Company completed an underwritten public offering of 103,249 common shares at a price to the public of US$23.40 per share and pre-funded warrants to purchase 46,942 common shares at a price to the public of US$23.37 per pre-funded warrant (“Pre-Funded Warrants”), for aggregate gross proceeds of US$3.5 million (the “April 2023 Public Offering”). The Pre-Funded Warrants were exercisable at $0.03 into one common share, and all the Pre-Funded Warrants were exercised by April 30, 2023. In addition, each April 2023 Public Offering shareholder and each Pre-Funded Warrant holder received a common warrant, which was immediately exercisable, will expire five years from the date of issuance and have an exercise price of US$23.40 per common share (“April 2023 Public Offering Warrant”). The April 2023 Public Offering warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. On September 24, 2023, as a result of the September 2023 Public Offering, which included the offering of common shares at a price lower than the exercise price of the April 2023 Warrants, the exercise price of these warrants was reduced to $5.124, and each April 2023 Warrant is convertible into 4.6 common shares of the Company (See also note 19(b)).

Net proceeds from the offering were $2,936,079.

(iv)	On May 23, 2023, 239 common shares with a fair value of $27,965 were issued to consultants and 1,494 common shares with a fair value of $110,000 were issued to providers of investor services in respect of services.

(v)	On June 1, 2023, 245 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $48,194 at the time of issuance.

(vi)	On July 10, 2023, 597 common shares with a fair value of $10,000 were issued to providers of investor services in respect of services.

(vii)	On August 28, 2023, 585 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $65,143 at the time of issuance and 44 common shares with a fair value of $607 were issued to providers of investor services in respect of services.

(viii)	On September 18, 2023 the Company completed an underwritten public offering of 225,833 common shares at a price to the public of US$9.00 per share and pre-funded warrants to purchase 24,167 common shares at a price to the public of US$8.97 per pre-funded warrant (“Pre-Funded Warrants”), for aggregate gross proceeds of US$2.25 million (the “September 2023 Public Offering”). The Pre-Funded Warrants were exercisable at $0.03 into one common share, and all the Pre-Funded Warrants were exercised by September 30, 2023. In addition, each September 2023 Public Offering shareholder and each Pre-Funded Warrant holder received a common warrant, which was immediately exercisable, will expire five years from the date of issuance and have an exercise price of US$9.00 per common share (“September 2023 Public Offering Warrant”). The September 2023 Public Offering warrants include a cashless exercise provision and repricing provisions under certain circumstances that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. Net proceeds from the offering were $1,814,193 (See also note 19(b)).

(ix)	During the period between October 17, 2023 and October 20, 2023, 26,153 April 2023 Warrants with a fair value of $574,040 were exercised into 119,433 common shares.

d.	Share transactions during the year ended October 31, 2022:

(i)	On November 26, 2021, the Company issued 44 shares of common stock with a fair value of $21,100 to the Chief Science Officer (“CSO”) of the Company.

(ii)	On February 14, 2022, the Company issued 45 shares of common stock with a fair value of $17,584 to the CSO.

(iii)	On February 14, 2022, the Company completed a share purchase agreement with Medigus, whereby the Company issued a total of 2,208 units to Medigus in consideration for US$750,000 (“Cash Financing”) and 27,778 common shares of Medigus (“Share Exchange”). Each unit is comprised of one common share and one warrant, with each warrant exercisable for a period of 18 months at CAD$60.00 per share (the “Medigus SPA”). The Medigus SPA contains certain anti dilution provisions.

Pursuant to the Cash Financing, the Company issued 1,325 units at $720.00 per unit for proceeds of $698,897.

In connection with the Cash Financing, the Company incurred finder’s fees of $69,890, which have been charged to the statement of changes in equity.

Pursuant to the Share Exchange, the Company issued 883 units with a fair value of $455,487, consisting of common shares with a fair value of $372,745 and warrants with a fair value of $82,742. The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions: Risk-free rate of 1.43%, expected life of 1.5 years, and volatility of 107.46%.

In connection with the Share Exchange, the Company incurred finder’s fees of $50,000, which were allocated to the base cost of the shares in Medigus.

On June 29, 2022, the Company signed an amendment to the Medigus Agreement (“Medigus Amended Agreement”), pursuant to which, in the event of an initial public offering, Medigus would receive, in respect of the Cash Financing, for no additional consideration, the number of shares necessary to maintain an ownership percentage of the Company’s shares equal to the level of ownership it had at the time of the Medigus Agreement.

As of October 31, 2022, the Company recorded the fair value of this derivative financial liability in the amount of $290,569 as a current liability.

e.	Share transactions during the year ended October 31, 2021:

(i)	On April 9, 2021, the Company issued 11,111 common shares at $98.91 per share for gross proceeds of $1,098,982. In connection with this private placement, the Company paid a finder’s fee of $85,857.

(ii)	On June 22, 2021, the Company issued 9,222 units at $494.54 per unit for gross proceeds of $4,560,773. Each unit consisted of one common share and one share purchase warrant exercisable at $824.24 per common share expiring on December 22, 2022. In connection, with this private placement, the Company paid finders’ fees of $435,197.